Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from financing activities
Cash and cash equivalents, beginning of period	$ 66,010,000
Cash and cash equivalents, end of period	75,864,000	$ 66,010,000
Virtu Financial, LLC and subsidiaries
Cash flows from operating activities
Net income	190,057,000	182,203,000	$ 87,560,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,441,000	23,922,000	17,975,000
Amortization of purchased intangibles and acquired capitalized software	211,000	1,011,000	71,654,000
Impairment of intangible assets	0	0	1,489,000
Debt issue cost related to debt refinancing		10,022,000
Amortization of debt issuance costs and deferred financing fees	1,334,000	3,861,000	4,278,000
Lease abandonment			3,255,000
Share based compensation	14,234,000	13,441,000	8,398,000
Equipment writeoff	378,000	1,968,000	109,000
Other	(2,204,000)	240,000	(427,000)
Changes in operating assets and liabilities:
Securities borrowed	223,169,000	(278,784,000)	137,790,000
Securities purchased under agreements to resell	131,145,000	(92,526,000)	(66,497,000)
Receivables from broker dealers and clearing organizations	40,089,000	(61,598,000)	199,935,000
Trading assets, at fair value	259,105,000	(290,848,000)	(119,721,000)
Other Assets ($8,205 and $7,138, at the fair value, as of December 31, 2014 and 2013, respectively)	2,751,000	(665,000)	(1,957,000)
Securities loaned	(531,450,000)	291,984,000	2,767,000
Securities sold under agreements to repurchase	(8,877,000)	(4,051,000)	14,934,000
Payables to broker dealers and clearing organizations	155,974,000	277,721,000	(214,455,000)
Trading liabilities, at fair value	(240,778,000)	180,952,000	9,880,000
Accounts payable and accrued expenses and other liabilities	7,120,000	508,000	3,479,000
Net cash provided by operating activities	272,699,000	259,361,000	160,446,000
Cash flows from investing activities
Development of capitalized software	(8,039,000)	(10,085,000)	(11,224,000)
Acquisition of property and equipment	(28,120,000)	(21,931,000)	(15,832,000)
Acquisition of business, net of cash acquired			(1,300,000)
Net cash used in investing activities	(36,159,000)	(32,016,000)	(28,356,000)
Cash flows from financing activities
Member distributions	(140,652,000)	(433,400,000)	(134,408,000)
Proceeds from short term borrowings			54,000,000
Repayment of short term borrowings	(72,800,000)	(7,200,000)
Proceeds from senior secured credit facility		253,792,000
Repayment of senior secured credit facility	(7,286,000)	(6,717,000)	(48,000,000)
Debt issuance costs		(8,597,000)
Net cash used in financing activities	(221,654,000)	(202,695,000)	(128,760,000)
Effect of exchange rate changes on Cash and cash equivalents	(5,032,000)	1,382,000	548,000
Net increase (decrease) in Cash and cash equivalents	9,854,000	26,032,000	3,878,000
Cash and cash equivalents, beginning of period	66,010,000	39,978,000	36,100,000
Cash and cash equivalents, end of period	75,864,000	66,010,000	39,978,000
Supplementary disclosure of cash flow information
Cash paid for interest	61,293,000	44,848,000	52,106,000
Cash paid for taxes	3,764,000	4,559,000	11,214,000
Non-cash investing activities
Compensation to developers subject to capitalization of software (of which $10,565 and $903 were capitalized for the six months ended June 30, 2015 and 2014, respectively)	5,112,000	4,459,000	3,147,000
Non-cash financing activities
Issuance of Class A-2 interests from business combination described in Note 3			328,000
Discount on issuance of senior secured credit facility		2,925,000
Repurchase of Class A-2 interests	(6,000,000)
Virtu Financial, LLC and subsidiaries | Class A-2
Cash flows from financing activities
Repurchase of Class A-2 interests	(916,000)	$ (573,000)	$ (352,000)
Virtu Financial, LLC and subsidiaries | Class A-2 | Temasek Member
Cash flows from financing activities
Proceeds from issuance of interests	3,048,000
Repurchase of membership interests	$ (3,048,000)